Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) (Pension Benefits [Member], CAD)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	6,576	6,507	5,461
ABO	5,998	6,074
Fair value of plan assets	5,731	4,992	4,682